UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10599
Investment Company Act File Number

Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s telephone number, including area code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.1%

Security	Shares	Value
Auto Components — 2.5%
BorgWarner, Inc.	47,300	$1,569,887

		$1,569,887

Chemicals — 2.6%
RPM International, Inc.	104,600	$1,669,416

		$1,669,416

Commercial Banks — 6.6%
Glacier Bancorp, Inc.	67,500	$1,050,975
Prosperity Bancshares, Inc.	49,200	1,648,692
Trustmark Corp.	77,500	1,542,250

		$4,241,917

Commercial Services & Supplies — 1.1%
Brink’s Co. (The)	26,700	$724,905

		$724,905

Communications Equipment — 3.8%
Brocade Communications Systems, Inc.(1)	154,100	$1,211,226
NETGEAR, Inc.(1)	71,500	1,216,215

		$2,427,441

Containers & Packaging — 2.4%
AptarGroup, Inc.	44,200	$1,543,464

		$1,543,464

Electric Utilities — 4.8%
Cleco Corp.	51,900	$1,229,511
Portland General Electric Co.	37,900	721,237
Westar Energy, Inc.	57,800	1,136,926

		$3,087,674

Electrical Equipment — 4.3%
A.O. Smith Corp.	46,600	$1,819,264
General Cable Corp.(1)	24,500	949,865

		$2,769,129

Energy Equipment & Services — 5.0%
Bristow Group, Inc.(1)	44,200	$1,463,020
Exterran Holdings, Inc.(1)	24,000	417,360
Oil States International, Inc.(1)	49,400	1,339,728

		$3,220,108

Food & Staples Retailing — 2.0%
BJ’s Wholesale Club, Inc.(1)	38,800	$1,293,980

		$1,293,980

Food Products — 0.5%
TreeHouse Foods, Inc.(1)	10,200	$330,990

		$330,990

Gas Utilities — 2.3%
Piedmont Natural Gas Co., Inc.	59,100	$1,455,042

		$1,455,042

1

Security	Shares	Value
Health Care Equipment & Supplies — 4.4%
Teleflex, Inc.	30,300	$1,453,188
West Pharmaceutical Services, Inc.	38,100	1,390,650

		$2,843,838

Health Care Providers & Services — 2.9%
Owens & Minor, Inc.	42,400	$1,878,320

		$1,878,320

Hotels, Restaurants & Leisure — 1.9%
Jack in the Box, Inc.(1)	57,300	$1,209,030

		$1,209,030

Household Durables — 2.7%
Tupperware Brands Corp.	50,900	$1,734,163

		$1,734,163

Household Products — 2.0%
Church & Dwight Co., Inc.	21,800	$1,285,764

		$1,285,764

Insurance — 4.2%
Aspen Insurance Holdings, Ltd.	33,400	$830,658
IPC Holdings, Ltd.	65,100	1,883,994

		$2,714,652

IT Services — 3.9%
MAXIMUS, Inc.	35,000	$1,491,700
Perot Systems Corp., Class A(1)	61,800	987,564

		$2,479,264

Life Sciences Tools & Services — 2.7%
Mettler-Toledo International, Inc.(1)	20,600	$1,731,636

		$1,731,636

Machinery — 11.2%
Barnes Group, Inc.	78,300	$1,101,681
Crane Co.	35,300	749,066
Gardner Denver, Inc.(1)	44,600	1,301,874
Lincoln Electric Holdings, Inc.	18,500	784,030
Nordson Corp.	35,400	1,589,460
Timken Co. (The)	19,900	405,562
Trinity Industries, Inc.	11,500	160,540
Wabtec Corp.	33,000	1,110,450

		$7,202,663

Metals & Mining — 1.8%
Walter Energy, Inc.	24,000	$1,184,640

		$1,184,640

Personal Products — 1.8%
Chattem, Inc.(1)	17,950	$1,124,927

		$1,124,927

Professional Services — 1.7%
Watson Wyatt Worldwide, Inc.	28,300	$1,056,722

		$1,056,722

Road & Rail — 0.9%
Genesee & Wyoming, Inc., Class A(1)	21,900	$597,651

		$597,651

2

Security	Shares	Value
Software — 0.7%
JDA Software Group, Inc.(1)	20,600	$424,566

		$424,566

Specialty Retail — 2.9%
Children’s Place Retail Stores, Inc., (The)(1)	18,000	$589,860
Dick’s Sporting Goods, Inc.(1)	62,700	1,244,595

		$1,834,455

Textiles, Apparel & Luxury Goods — 3.7%
Carter’s, Inc.(1)	54,800	$1,553,032
Hanesbrands, Inc.(1)	39,500	786,050

		$2,339,082

Thrifts & Mortgage Finance — 3.8%
First Niagara Financial Group, Inc.	101,100	$1,329,465
Washington Federal, Inc.	78,300	1,090,719

		$2,420,184

Total Common Stocks (identified cost $47,866,968)		$58,395,510

Total Investments — 91.1% (identified cost $47,866,968)		$58,395,510

Other Assets, Less Liabilities — 8.9%		$5,671,935

Net Assets — 100.0%		$64,067,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,275,835

Gross unrealized appreciation	$11,351,062
Gross unrealized depreciation	(1,231,387)

Net unrealized appreciation	$10,119,675

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks	$58,395,510	$—	$—	$58,395,510

Total Investments	$58,395,510	$—	$—	$58,395,510

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009